FAIR VALUE MEASUREMENTS (Details) - USD ($)	Feb. 28, 2023	Nov. 30, 2022
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 120,031,079	$ 118,785,342